Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Earnings per share
19.	Earnings per share

	For the Years Ended December 31,
	2019	2018	2017
	(in CHF thousands except for share and per share data)
Basic income/(loss) per share (EPS):
Numerator:
Net income/(loss) attributable to equity holders of the Company	45,442	(50,951)	(26,411)
Denominator:
Weighted-average number of shares outstanding to equity holders	70,603,611	61,838,228	57,084,295
Basic income/(loss) for the period attributable to equity holders	0.64	(0.82)	(0.46)

Numerator:
Net income/(loss) attributable to equity holders of the Company	45,442	(50,951)	(26,411)
Denominator:
Weighted-average number of shares outstanding to equity holders	70,603,611	61,838,228	57,084,295
Effect of dilutive securities from equity incentive plans	499,730	—	—
Weighted-average number of shares outstanding – diluted to equity holders	71,103,341	61,838,228	57,084,295
Diluted income/(loss) for the period attributable to equity holders	0.64	(0.82)	(0.46)

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive in-the-money (i) share options and (ii) shares which were issued upon conversion of the convertible note as their inclusion would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2019	2018	2017
Share options issued and outstanding (in-the-money)	1,081,836	1,472,589	1,341,042
Restricted share awards subject to future vesting	—	109,041	122,014
Convertible shares	911,261	—	—
Total	1,993,097	1,581,630	1,463,056